CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 2:-	CASH AND CASH EQUIVALENTS
	June 30,	December 31,
	2019	2018
	Unaudited

Denominated in U.S. dollars	1,482	315
Denominated in NIS	161	280
Denominated in Euro	194	397

	1,837	992